Note 17 - Employee Retention Tax Credit	12 Months Ended
Oct. 31, 2023
Notes to Financial Statements
Employee Retention Tax Credit [Text Block]
(17)	Employee Retention Tax Credit

The Employee Retention Tax Credit (“ERTC”), created in the March 2020 CARES Act and then subsequently amended by the Consolidated Appropriation Act (“CAA”) of 2021, the American Rescue Plan Act (“ARPA”) of 2021 and the Infrastructure Investment and Jobs Act (“IIJA”) of 2021, is a refundable payroll credit for qualifying businesses keeping employees on their payroll during the COVID-19 pandemic.  Under CAA, the ARPA and IIJA amendments, employers could claim a refundable tax credit against the employer share of social security tax equal to 70% of the qualified wages (including certain health care expenses) paid to employees after December 31, 2020 through September 30, 2021.  Qualified wages were limited to $10,000 per employee per calendar quarter in 2021 so the maximum ERTC available was $7,000 per employee per calendar quarter.

OCC was an eligible small employer under the gross receipts decline test when comparing the first calendar quarter of 2021 to the same quarter in calendar year 2019, which qualified the Company to claim ERTC in both the first and second calendar quarters of 2021 under the amended ERTC program. The Company qualified for a refundable payroll tax credit totaling $3,375,815 during its second fiscal quarter and $964,550 during its third fiscal quarter of 2021 for a total of $4,340,365. The $4,340,365 was included in other income on the Company’s consolidated statement of operations for year ended October 31, 2021. During fiscal year 2022, the remaining ERTC receivable of $2,162,391 was received by the Company.